Partners' Equity, Allocations and Cash Distributions (Details) (USD $)	0 Months Ended																		3 Months Ended									9 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	2 Months Ended	3 Months Ended
	Aug. 14, 2014	May 15, 2014	Feb. 14, 2014	Feb. 05, 2014	Jan. 22, 2014	Nov. 14, 2013	Aug. 14, 2013	May 15, 2013	Feb. 14, 2013	Nov. 14, 2012	Aug. 14, 2012	May 14, 2012	Feb. 14, 2012	Nov. 14, 2011	Aug. 12, 2011	May 13, 2011	Feb. 16, 2011	Feb. 14, 2011	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014 item	Dec. 31, 2013 item	Mar. 02, 2012	Mar. 31, 2012	Feb. 29, 2012	Sep. 30, 2014
Partners' Equity, Allocations and Cash Distributions
Common units outstanding (in shares)																					27,260,747				27,310,648			27,151,438	27,260,747				27,151,438
Common units held by affiliates of the General Partner, including directors and executive officers (in shares)																					11,599,336								11,599,336
Effective ownership interest held by common units in the Partnership (as a percent)																													99.17%
General partner units (in shares)																					230,303				230,303			230,303	230,303				230,303
General partner interest (as a percent)																												0.83%	0.83%
Repurchased units not deemed outstanding																					169,816				119,915			279,125	169,816				279,125
Minimum percentage of ownership held by general partner and its affiliates required to exercise right to acquire units held by unaffiliated persons																													80.00%
Subordinated units converted to common units (in shares)																	5,642,424
Cash Distributions
Period of distribution of available cash after end of each quarter																												45 days	45 days
Number of quarters of cash reserves to provide funds for distributions to unitholders and General Partner																												4	4
Cash Distribution Payment
Per Unit Cash Distribution (in dollars per unit)	$ 0.6375	$ 0.6250	$ 0.6125			$ 0.6000	$ 0.5875	$ 0.5825	$ 0.5700	$ 0.5325	$ 0.5250	$ 0.5000	$ 0.5000	$ 0.5000	$ 0.5000	$ 0.5000		$ 0.5000	$ 0.6375	$ 0.6250	$ 0.6125	$ 0.60	$ 0.5875	$ 0.5825	$ 0.57	$ 0.5325	$ 0.5250		$ 0.50
Incentive Distribution	$ 1,139,000	$ 1,035,000	$ 932,000			$ 828,000	$ 724,000	$ 683,000	$ 579,000	$ 290,000	$ 259,000	$ 155,000	$ 122,000	$ 122,000	$ 122,000	$ 122,000		$ 108,000
Cash distribution	18,772,000	18,323,000	17,874,000	17,900,000		17,425,000	16,975,000	16,796,000	16,346,000	15,019,000	14,781,000	13,986,000	11,028,000	11,028,000	11,028,000	11,028,000		9,691,000
Distribution declared
Quarterly cash distribution declared (in dollars per unit)					$ 0.6125
Impact of business acquisition
Limited partner interest (as a percent)																													99.17%
General partner interest (as a percent)																												0.83%	0.83%
Seller
Cash Distribution Payment
Per Unit Cash Distribution (in dollars per unit)																															$ 0.50
Cash distribution																															1,000,000
Distribution declared
Quarterly cash distribution declared (in dollars per unit)																														$ 0.50
Impact of business acquisition
Issuance of common units in connection with acquisition																														5,850,000
Period of actual unit ownership considered for purchase price adjustment																														31 days
Period in quarter considered for actual unit ownership																														91 days
Alliance
Impact of business acquisition
Issuance of common units in connection with acquisition																															5,850,000
Adjustment in purchase price due to timing of transaction																														1,900,000
Common Unitholders
Cash Distribution Payment
Cash distribution	17,487,000	17,145,000	16,802,000			16,459,000	16,116,000	15,979,000	15,636,000	14,607,000	14,401,000	13,716,000	10,790,000	10,790,000	10,790,000	10,790,000		6,647,000
Distribution declared
Quarterly cash distribution declared (in dollars per unit)					$ 2.45
Percentage of first distributions made																	98.80%
Percentage of second distributions made																	98.80%
Subordinated Units
Cash Distribution Payment
Cash distribution																		2,821,000
Distribution declared
Percentage of third distributions made																	98.80%
General Partner
Partners' Equity, Allocations and Cash Distributions
Effective ownership interest held by common units in the Partnership (as a percent)																																98.94%
General partner interest (as a percent)																																1.06%
Cash Distribution Payment
Cash distribution	$ 146,000	$ 143,000	$ 140,000			$ 138,000	$ 135,000	$ 134,000	$ 131,000	$ 122,000	$ 121,000	$ 115,000	$ 116,000	$ 116,000	$ 116,000	$ 116,000		$ 115,000
Distribution declared
Percentage of first distributions made																	1.20%
Percentage of second distributions made																	1.20%
Percentage of third distributions made																	1.20%
Impact of business acquisition
Limited partner interest (as a percent)																																98.94%
General partner interest (as a percent)																																1.06%
Minimum Quarterly Distribution
Cash Distributions
Total Quarterly Distribution Target Amount (in dollars per unit)																													$ 0.4625				$ 0.4625
Minimum Quarterly Distribution | Common Unitholders
Cash Distributions
Marginal Percentage Interest in Distributions																													99.17%				99.17%
Minimum Quarterly Distribution | General Partner
Cash Distributions
Marginal Percentage Interest in Distributions																													0.83%				0.83%
First Target Distribution
Cash Distributions
Total Quarterly Distribution Target Amount (in dollars per unit)																													$ 0.4625				$ 0.4625
First Target Distribution | Common Unitholders
Cash Distributions
Marginal Percentage Interest in Distributions																													99.17%				99.17%
First Target Distribution | General Partner
Cash Distributions
Marginal Percentage Interest in Distributions																													0.83%				0.83%
Second Target Distribution | Minimum
Cash Distributions
Total Quarterly Distribution Target Amount (in dollars per unit)																													$ 0.4625				$ 0.4625
Second Target Distribution | Maximum
Cash Distributions
Total Quarterly Distribution Target Amount (in dollars per unit)																													$ 0.5375				$ 0.5375
Second Target Distribution | Common Unitholders
Cash Distributions
Marginal Percentage Interest in Distributions																													86.17%				86.17%
Second Target Distribution | General Partner
Cash Distributions
Marginal Percentage Interest in Distributions																													13.83%				13.83%
Third Target Distribution | Minimum
Cash Distributions
Total Quarterly Distribution Target Amount (in dollars per unit)																													$ 0.5375				$ 0.5375
Third Target Distribution | Maximum
Cash Distributions
Total Quarterly Distribution Target Amount (in dollars per unit)																													$ 0.6625				$ 0.6625
Third Target Distribution | Common Unitholders
Cash Distributions
Marginal Percentage Interest in Distributions																													76.17%				76.17%
Third Target Distribution | General Partner
Cash Distributions
Marginal Percentage Interest in Distributions																													23.83%				23.83%
Thereafter
Cash Distributions
Total Quarterly Distribution Target Amount (in dollars per unit)																													$ 0.6625
Thereafter | Minimum
Cash Distributions
Total Quarterly Distribution Target Amount (in dollars per unit)																																	$ 0.6625
Thereafter | Common Unitholders
Cash Distributions
Marginal Percentage Interest in Distributions																													51.17%				51.17%
Thereafter | General Partner
Cash Distributions
Marginal Percentage Interest in Distributions																													48.83%				48.83%